Goodwill and Intangible Assets - Change in Carrying Value of Goodwill and Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 5,919	$ 6,014
Intangible assets at beginning of period	4,391	4,505
Intangible assets and goodwill at beginning of period	10,310	10,519
Net additions / (disposals), goodwill	150	0
Net additions / (disposals), intangible assets	508	312
Net additions / (disposals), goodwill and intangible assets	658	312
Amortization expense	(374)	(328)
Effect of changes in foreign exchange rates	206	(95)
Effect of changes in foreign exchange rates, intangible assets	252	(98)
Effect of changes in foreign exchange rates, goodwill and intangible assets	458	(193)
Goodwill at end of period	6,275	5,919
Intangible assets at end of period	4,777	4,391
Goodwill and intangible assets at end of period	11,052	10,310
CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Percentage of voting equity interests acquired			100.00%
Cash consideration			$ 334
Contingent consideration			8
Goodwill			150
Canada WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	1,436	1,436
Net additions / (disposals), goodwill	0	0
Effect of changes in foreign exchange rates	0	0
Goodwill at end of period	1,436	1,436
U.S. WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	1,250	1,286
Net additions / (disposals), goodwill	150	0
Effect of changes in foreign exchange rates	121	(36)
Goodwill at end of period	1,521	1,250
Distribution networks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	834	881
Net additions / (disposals), intangible assets	13	31
Amortization expense	(56)	(53)
Effect of changes in foreign exchange rates, intangible assets	49	(25)
Intangible assets at end of period	840	834
Gross carrying amount of finite life intangible assets	1,617	1,511
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	582	643
Net additions / (disposals), intangible assets	0	(4)
Amortization expense	(52)	(53)
Effect of changes in foreign exchange rates, intangible assets	12	(4)
Intangible assets at end of period	542	582
Gross carrying amount of finite life intangible assets	1,156	1,136
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	1,102	1,068
Net additions / (disposals), intangible assets	329	274
Amortization expense	(257)	(217)
Effect of changes in foreign exchange rates, intangible assets	38	(23)
Intangible assets at end of period	1,212	1,102
Gross carrying amount of finite life intangible assets	3,408	2,955
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	48	52
Net additions / (disposals), intangible assets	7	11
Amortization expense	(9)	(5)
Effect of changes in foreign exchange rates, intangible assets	13	(10)
Intangible assets at end of period	59	48
Gross carrying amount of finite life intangible assets	156	138
Finite life intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	2,566	2,644
Net additions / (disposals), intangible assets	349	312
Amortization expense	(374)	(328)
Effect of changes in foreign exchange rates, intangible assets	112	(62)
Intangible assets at end of period	2,653	2,566
Finite life intangible assets | CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			7
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	791	813
Net additions / (disposals), intangible assets	3	0
Effect of changes in foreign exchange rates, intangible assets	72	(22)
Intangible assets at end of period	866	791
Brand | CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			3
Fund management contracts and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	1,034	1,048
Net additions / (disposals), intangible assets	156	0
Effect of changes in foreign exchange rates, intangible assets	68	(14)
Intangible assets at end of period	1,258	1,034
Fund management contracts and other | Canada WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	273
Intangible assets at end of period	273	273
Fund management contracts and other | U.S. WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	386
Intangible assets at end of period	421	386
Indefinite life intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	1,825	1,861
Net additions / (disposals), intangible assets	159	0
Effect of changes in foreign exchange rates, intangible assets	140	(36)
Intangible assets at end of period	$ 2,124	$ 1,825
Indefinite life intangible assets | CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			$ 153